COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands, € in Millions						1 Months Ended			3 Months Ended		4 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Oct. 23, 2024 Plaintiff	May 13, 2024 EUR (€)	Dec. 22, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Feb. 28, 2025 USD ($)	Oct. 31, 2024 USD ($)	May 31, 2019 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2022 EUR (€)	Mar. 31, 2015 Item	Dec. 31, 2024 USD ($)	May 08, 2024
Loss Contingencies [Line Items]
Commitments related to services agreement in 2025												$ 399,395
Commitments related to services agreement in 2026												453,319
Commitments related to services agreement in 2027												429,335
Commitments related to services agreement in 2028												246,561
Commitments related to services agreement in 2029												241,033
Commitments related to services agreement thereafter												83,108
Number of class action lawsuits | Item											5
Number of former fighters with class-action lawsuits | Item											11
Litigation Settlement, Amount Awarded to Other Party	$ 375,000			$ 20,000								375,000
Payments for legal settlemet amount into escrow						$ 125,000	$ 125,000					375,000
Number of unnamed plaintiffs | Plaintiff		5
Loss Contingency, Loss in Period | €			€ 513.5
Lega Nazionale [Member]
Loss Contingencies [Line Items]
Percentage Of Loss Contingency Retain Award Aggregate Loss Suffered													10.00%
One Further Football Club [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | €					€ 326.9
Due To Make Lower Value Of Media Rights [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Awarded, Value | €								€ 0.3
Loss Contingency, Damages Sought, Value | €								251.5
Due To Make Lower Value Of Media Rights [Member] | Three Football Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | €								554.6
Due To Make Lower Value Of Media Rights [Member] | Lega Nazionale [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | €								€ 1,750.0
Due To Make Lower Value Of Media Rights [Member] | Original Plaintiffs And These Four Additional Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | €										€ 1,675.0
Due To Make Lower Value Of Media Rights [Member] | Ten Other Clubs [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | €										€ 284.9
Scenario Forecast [Member]
Loss Contingencies [Line Items]
Payments for legal settlemet amount into escrow									$ 125,000
Services Agreement [Member]
Loss Contingencies [Line Items]
Commitments related to services agreement in 2025												68,200
Commitments related to services agreement in 2026												70,700
Commitments related to services agreement in 2027												71,400
Commitments related to services agreement in 2028												72,200
Commitments related to services agreement in 2029												72,900
Commitments related to services agreement thereafter												$ 51,100